Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Abstract]
Laboratory equipment	$ 2,507,839	$ 2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Total cost	2,554,591	2,554,591
Less: accumulated depreciation	(2,102,364)	(2,026,070)
Property and equipment, net	$ 452,227	$ 528,521	$ 966,702